Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

LJ International Inc. (“LJI”) and its subsidiaries (collectively referred to as the “Company”) are principally involved in the design, manufacture, marketing and sale of precious and color gemstones as well as diamond jewelry. While the Company is based in Hong Kong, its manufacturing operations are in the People's Republic of China (the “PRC”) and most of its wholesale sales are currently to the United States of America (the “US”). The retail stores are located in the PRC, Hong Kong and Macau. The Company also owns certain commercial and residential properties located in Hong Kong, which are held primarily for lease.

As of December 31, 2011, details of the Company’s major subsidiaries are as follows:

Name of subsidiary	Place of establishment and operation	Percentage of ownership	Principal activities
Enzo International Holdings Limited	British Virgin Islands (“BVI”)	100%	Investment holding
Enzo Jewelry Inc.	British Virgin Islands (“BVI”)	100%	Investment holding
Wheels Bound Investments Limited	British Virgin Islands (“BVI”)	100%	Investment holding
Lorenzo Jewelry Limited	Hong Kong	100%	Wholesale
Lorenzo Crystal Ltd.	Hong Kong	100%	Retail
Lorenzo (Shenzhen) Co., Ltd.	PRC	100%	Retail
Lorenzo Heng Tong Jewellery (Shenzhen) Co., Ltd.	PRC	100%	Manufacturing
Shanghai Enzo Diamond Co., Ltd.	PRC	100%	Trading
Shanghai Wanmei Jewelry Co., Ltd.	PRC	100%	Retail
Wonderful Jewelry (Shenzhen) Co., Ltd.	PRC	100%	Retail